TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Schedule of Tax Charges

	2020	2019	2018
	£m	£m	£m
UK corporation tax:
Current tax on profit for the year	(423)	(1,279)	(1,108)
Adjustments in respect of prior years	336	98	(10)
	(87)	(1,181)	(1,118)
Foreign tax:
Current tax on profit for the year	(18)	(58)	(24)
Adjustments in respect of prior years	24	4	—
	6	(54)	(24)
Current tax expense	(81)	(1,235)	(1,142)

Deferred tax:
Current year	508	(110)	(234)
Adjustments in respect of prior years	(290)	58	(1)
Deferred tax credit (expense)	218	(52)	(235)
Tax credit (expense)	137	(1,287)	(1,377)

Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate	An explanation of the relationship between tax credit (expense) and accounting profit is set out below:

	2020	2019	2018
	£m	£m	£m
Profit before tax from continuing operations	1,329	4,123	4,280
UK corporation tax thereon	(253)	(783)	(813)
Impact of surcharge on banking profits	(122)	(377)	(388)
Non-deductible costs: conduct charges	(24)	(283)	(189)
Non-deductible costs: bank levy	(30)	—	—
Other non-deductible costs	(62)	(77)	(74)
Non-taxable income	37	36	25
Tax relief on coupons on other equity instruments	79	53	52
Tax-exempt gains on disposals	—	25	11
Tax losses where no deferred tax recognised	(3)	(7)	(9)
Remeasurement of deferred tax due to rate changes	435	(25)	18
Differences in overseas tax rates	10	(9)	1
Adjustments in respect of prior years	70	160	(11)
Tax credit (expense) on profit from continuing operations	137	(1,287)	(1,377)